INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2018	2017
Balance at beginning of the year	$192	$154
Fair value adjustments	13	23
Foreign currency translation	(15)	15
Balance at end of the year	$190	$192

For the year ended December 31, 2018, fair value adjustments of $13 million were recognized for our U.K. port operation (2017: $23 million).
Investment properties are measured at fair value on a recurring basis and the effective date of revaluation is December 31, 2018 and 2017. The fair value of our partnership’s investment properties are determined by management of our partnership with due consideration given to other relevant market conditions. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s investment property. Our partnership has classified all assets below under level 3 of the fair value hierarchy:

Segment	Valuation technique	Significant unobservable inputs	Range of inputs
Transport	Direct Income Capitalization	Capitalization Rate	6% to 14%

An increase in the capitalization rate would lead to a decrease in the fair value of investment property, with the opposite impact for a decrease in the capitalization rate.